Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
Interest income	2.5	0.2	0.2
Net fair value gains on derivatives held at fair value through profit or loss	—	1.4	7.0
Finance income	2.5	1.6	7.2
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (1)	(79.0)	(64.4)	(54.0)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity	21.8	14.6	3.9
Net pension interest costs	(3.8)	(3.8)	(3.6)
Amortization of borrowing costs	(2.0)	(1.5)	(2.7)
Net foreign exchange losses on translation of financial assets and liabilities	(3.9)	(0.3)	(3.9)
Interest on unwinding of discounted items	—	(1.1)	(1.2)
Net fair value losses on derivatives held at fair value through profit or loss	(8.8)	—	—
Financing costs incurred in amendment of terms of debt (2)	—	(1.1)	(20.1)
Finance costs	(75.7)	(57.6)	(81.6)
Net finance costs	(73.2)	(56.0)	(74.4)